Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Apr. 06, 2021	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock, voting rights		The shares of non-economic Class B and Class C common stock of the Company entitle each share to one vote and ten votes per share, respectively.	The shares of non-economic Class B and Class C Common Stock of the Company entitle each share to one vote and ten votes per share, respectively
Noncontrolling interest, description		As a result of the Up-C structure, the noncontrolling interest is held by the Existing Equityholders who retained approximately 71.5% of the economic ownership percentage of AST LLC.	As a result of the Up-C structure, the noncontrolling interest is held by the Existing Equityholders who retained 71.5% of the economic ownership percentage of AST LLC
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, voting rights		Shares of Class B Common Stock were issued to the Existing Equityholders of AST LLC (other than Mr. Avellan) in connection with the Business Combination and are noneconomic, but entitle the holder to one vote per share. The Company is authorized to issue 200,000,000 shares of Class B Common Stock with a par value of $0.0001 per share.	Shares of Class B Common Stock were issued to the Existing Equityholders of AST LLC (other than Mr. Abel Avellan) in connection with the Business Combination and are non-economic, but entitle the holder to one vote per share.
Common Class C [Member]
Business Acquisition [Line Items]
Common stock, voting rights		Shares of Class C common stock were issued to Mr. Avellan in connection with the Business Combination and are non-economic, but entitle the holder to ten votes per share (the “Super-Voting Rights”). The Company is authorized to issue 125,000,000 shares of Class C common stock with a par value of $0.0001 per share.	Shares of Class C Common Stock were issued to Mr. Abel Avellan in connection with the Business Combination and are non-economic, but entitle the holder to ten votes per share (the “Super-Voting Rights”).
AST LLC [Member]
Business Acquisition [Line Items]
Acquisition cost transaction expenses	$ 416.9
Business acquisition, transaction costs	$ 45.7
AST LLC [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued	51,600,000
AST LLC [Member] | Common Class C [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued	78,200,000
PIPE Investors [Member] | Common Stock [Member] | Subscription Agreements [Member] | NPA [Member]
Business Acquisition [Line Items]
Stock issued during period, shares	23,000,000
Shares issued, price per share	$ 10.00
Stock issued during period, value	$ 230.0